Lessee Accounting (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Supplemental Income Statement	Supplemental income statement information is as follows:

Year ended December 31, 2019
(Millions of yen)
Operating lease cost	43,236
Short-term lease cost	14,374
Other lease cost	168

57,778

Supplemental Cash Flow Information
Supplemental cash flow information is as follows.

Year ended December 31, 2019
(Millions of yen)
Cash paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	41,368

Noncash activity – Rights of use assets obtained in exchange for lease liabilities
Operating leases	33,939

Schedule Of Future Minimum Rental Payments For Operating Leases
The following is a schedule by year of the future minimum lease payments under operating leases at December 31, 2019.

( Millions of yen )
Year ending December 31:
2020	34,317
2021	26,094
2022	18,924
2023	13,950
2024	10,280
Thereafter	19,108
Total future minimum lease payments	122,673
Less Imputed Interest	(7,101)
115,572

Summary of Remaining Lease Termand Discount Rate
The following is remaining lease term and discount rate under operating leases at December 31, 2019.

December 31, 2019
Weighted-average remaining lease term	62 months

Weighted-average discount rate	2.2%